Operating Leases (Details) - Schedule of supplemental cash flows information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$ 985,122	$ 21,000
Right-of-use asset obtained in exchange for lease obligation:
Operating lease	$ 3,040,854	$ 373,916